Segment Information Level 4 (Details) - Long Lived Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 1,241	$ 1,427
United States [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	590	635
Netherlands [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	184	264
Germany [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	109	143
Other international [Member]
Long-Lived Assets (Geographic) [Line Items]
Long-Lived Assets	$ 358	$ 385